Intangible Assets, Net	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

As of June 30, 2019, intangible assets, net consisted of customer contracts of Judge China and Infogain with an estimated useful life of 10 and 3 years, respectively (Note 3).

	As of June 30,
	2019	2018
Customer contracts	$677,767	$348,214
Less: accumulated amortization	(249,998)	(88,155)
Intangible assets, net	$427,769	$260,059

The movement of intangible assets is as follow:

For the year ended June 30, 2019
Balance as of July 1, 2018	$260,059
Addition	337,685
Amortization	(164,351)
Foreign currency translation adjustment	(5,624)
Balance as of June 30, 2019	$427,769

The amortization expense was $164,351, $53,827 and $34,270 for the years ended June 30, 2019, 2018 and 2017. Estimated future amortization expense is as follows:

Year ending June 30,	Amortization expense
2020	$165,025
2021	165,025
2022	50,983
2023	46,736
Total	$427,769

No impairment loss was recognized for the years ended June 30, 2019, 2018 and 2017.